Fair Value Measurements - Financial Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	$ 72,791	$ 22,950
Included in cash and cash equivalents	21,382	10,836
Included in marketable securities	51,409	12,114
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	21,382	10,836
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	51,409	12,114
Corporate bonds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	40,345	12,114
Corporate bonds | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	40,345	12,114
Money market funds
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	21,382	10,836
Money market funds | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	21,382	10,836
Asset-backed Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	5,080
Asset-backed Securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	5,080
Commercial paper
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	3,993
Commercial paper | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	3,993
U.S. treasury securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	1,991
U.S. treasury securities | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total fair value of financial assets	$ 1,991